Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 21— RELATED PARTY TRANSACTIONS

At December 31, 2020, amounts due from related parties of $986 included $9 from GACP I, L.P. (“GACP I”) and $544 from GACP II, L.P. (“GACP II”) for management fees and other operating expenses, and $433 due from CA Global Partners (“CA Global”) for operating expenses related to wholesale and industrial liquidation engagements managed by CA Global on behalf of GA Global Partners. At December 31, 2019, amounts due from related parties of $5,832 included $145 from GACP I and $12 from GACP II for management fees and other operating expenses, $13 due from B. Riley Principal Merger Corp, a company that consummated its initial public offering on April 11, 2019, for which our wholly owned subsidiary, B. Riley Principal Sponsor Co. LLC, was the Sponsor, and $3,846 due from John Ahn, who at the time was the President of Great American Capital Partners, LLC, our indirect wholly owned subsidiary (“GACP”), pursuant to a Secured Line of Promissory Note related to a Transfer Agreement as further discussed below. During the year ended December 31, 2020, the Company sold a portion of a loan receivable to GACP for $1,800.

At December 31, 2020, the Company had sold loan participations to BRC Partners Opportunity Fund, LP (“BRCPOF”), a private equity fund managed by one of its subsidiaries, in the amount of $14,816, and recorded interest expense of $1,710 during the year ended December 31, 2020 related to BRCPOF’s loan participations. The Company also recorded commission income of $568 from introducing trades on behalf of BRCPOF during the year ended December 31, 2020. Our executive officers and members of our board of directors have a 49.6% financial interest, which includes a financial interest of Bryant Riley, our Co-Chief Executive Officer, of 39.2% in the BRCPOF at December 31, 2020.  At December 31, 2020 and December 31, 2019, the Company had outstanding loan to participations to BRCPOF in the amount of $14,816 and $12,478, respectively.

On April 1, 2019, the Company entered into a Transfer Agreement (the “Transfer Agreement”) with GACP II, a fund managed by GACP, and John Ahn, who is the brother of Phil Ahn, the Company’s Chief Financial Officer and Chief Operating Officer. The Transfer Agreement provides for among other things, the transfer to Mr. J. Ahn of 55.56% of the Company’s limited partnership interest in GACP II (the “Transferred Interest”), which represents a capital commitment in the aggregate amount of $5,000. In connection with the Transfer Agreement, the Company provided Mr. J. Ahn with a non-recourse, secured line of credit in an aggregate amount of up to $5,003 pursuant to the terms of a Secured Line of Credit Promissory Note (the “Note”) dated April 1, 2019, to fund the purchase price of the Transferred Interest. We also entered into a Security Agreement with Mr. J. Ahn on April 1, 2019, which granted to the Company a security interest in the Transferred Interest to secure Mr. J. Ahn’s obligations under the Note. The Note is subject to an interest rate per annum of 7.00%. As of December 31, 2019, the principal and accrued interest on the Note were $3,798 and $48, respectively. In June 2020, the Company entered into an investment advisory services agreement with Whitehawk Capital Partners, L.P., a limited partnership controlled by Mr. J. Ahn, (“Whitehawk”). Whitehawk has agreed to provide investment advisory services for GACP I and GACP II.  In accordance with the terms of the Note, Mr. Ahn surrendered the Transferred Interest to the Company in exchange for the cancellation of the Note.  During the year ended December 31, 2020, interest payments received on the Note were $121 and management fees paid for investment advisory services by Whitehawk was $1,214.

BRPM II

On May 22, 2020, the Company earned $3,275 of underwriting fees from the initial public offering of BRPM II, which was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “BRPM II IPO”). The Company has also agreed to loan BRPM II up to $300 for operating expenses. The loan is interest free and there were no amounts outstanding at December 31, 2020. On September 7, 2020, BRPM II entered into an agreement and plan of merger (the “Merger Agreement”) to acquire Eos Energy Storage LLC, a Delaware limited liability company, a privately held company that is not related to the Company (the “Acquisition”).

In order to help meet the condition under the Merger Agreement that BRPM II maintain a certain level of cash available upon the closing (before taking into account certain transaction expenses), the Company entered into an Equity Commitment Letter with BRPM II and B. Riley Principal Sponsor Co. II, LLC, pursuant to which the Company committed to provide up to $40,000 in equity financing at closing, less the number of shares of BRPM II’s common stock already issued pursuant to subscription agreements entered into with investors prior to the closing Pursuant to the Merger Agreement and the subscription agreement in connection with the Acquisition, the equity commitment was reduced from $40,000 to $21,670 which was funded by the Company upon the closing of the Acquisition in November 2020.

BRPM 150

On February 23, 2021, the Company earned $3,000 of underwriting fees from the initial public offering of B. Riley Principal 150 Merger Corp, (“BRPM 150”), which was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “BRPM 150 IPO”). The Company has also agreed to loan BRPM 150 up to $300 for operating expenses. The loan is interest free and there were no amounts outstanding at December 31, 2020. Subsequent to December 31, 2020, the Company loaned BRPM 150 $40 which was repaid in full on March 1, 2021 using proceeds from the BRPM 150 initial public offering.

In addition to the above, the Company from time to time participates in commitments, loans and financing arrangements in respect of companies in which the Company has an equity ownership and representation on the board of directors or equivalent body. The Company may also provide consulting services or investment banking services to raise capital for these companies. These transactions can be summarized as follows:

Sonim

The Company had a loan receivable due from Sonim Technologies, Inc. (“Sonim”) that was included in loans receivable at fair value with a fair value of $9,603 at December 31, 2019. Interest on the loan was payable at 10.0% per annum with a maturity date of September 1, 2022. The original loan was made in October 2017 in connection with the Company’s initial investment in common stock and preferred stock that was purchased from Sonim’s existing shareholders. In October 2017, the Company also entered into a management services agreement with Sonim to provide advisory and consulting services for management fees of up to $200 per year. The management services agreement was terminated in September 2019.

In June 2020, Sonim repaid $4,000 of the outstanding loan balance in cash and the remaining principal amount, accrued interest and other amounts outstanding of $6,170 under the loan converted into shares of Sonim common stock at the then public offering price of shares of Sonim’s common stock.

Babcock and Wilcox

The Company has a last-out term loan receivable due from B&W that is included in loans receivable, at fair value with a fair value of $176,191 at December 31, 2020. As of December 31, 2019, the last-out term loan was included in loans receivable, at cost with a carrying value of $109,147. On January 31, 2020, the Company provided B&W with an additional $30,000 of last-out term loans pursuant to new amendments to B&W’s credit agreement. On May 14, 2020, the Company provided B&W with another $30,000 of last-out term loans pursuant to a further amendment to B&W’s credit agreement which also included future commitments for the Company to loan B&W $40,000 at various dates starting in November 2020 and a limited guaranty by the Company of B&W’s obligations under the amended credit facility, (the “Amendment Transactions”). In November 2020, an additional $10,000 was funded under the May 14, 2020 Amendment. Interest is payable quarterly at the fixed rate of 12.0% per annum in common stock of B&W at $2.28 per common share through December 31, 2020 and in cash thereafter. All of these loans were made to B&W as part of various amendments to B&W’s existing credit agreement with other lenders not related to the Company. As part of the Amendment Transactions, the Company entered into the following agreements: (i) an Amendment and Restatement Agreement, dated as of May 14, 2020, among B&W, Bank of America, N.A., as Administrative Agent, and the other lenders party thereto, including the Company; (ii) a Fee Letter, dated as of May 14, 2020, among the Company and B&W; (iii) a Fee and Interest Equitization Agreement, dated May 14, 2020, between the Company, B. Riley Securities, and B&W; (iv) a Termination Agreement, dated as of May 14, 2020, the Company and B&W and acknowledged by Bank of America, N.A. with respect to the Backstop Commitment Letter; and (v) a Limited Guaranty Agreement, dated as of May 14, 2020, among the Company, B&W and Bank of America, N.A.

In connection with making the loan to B&W, in April 2019 the Company received warrants to purchase 1,666,667 shares of common stock of B&W with an exercise price of $0.01 per share. The option to exercise the warrants expires on April 5, 2022.

On February 12, 2021, B&W issued the Company an aggregate $35,000 in principal amount of 8.125% senior notes due 2026 in consideration for the cancellation or deemed prepayment of $35,000 principal amount of the existing Tranche A Term Loans made by the Company to B&W.

During the year ended December 31, 2020, the Company earned $2,486 of underwriting and financial advisory and other fees from B&W in connection with B&W’s capital raising activities.

One of the Company’s wholly owned subsidiaries entered into a services agreement with B&W that provided for the President of the Company to serve as the Chief Executive Officer of B&W until November 30, 2020 (the “Executive Consulting Agreement”), unless terminated by either party with thirty days written notice. The agreement was extended through December 31, 2023. Under this agreement, fees for services provided are $750 per annum, paid monthly. In addition, subject to the achievement of certain performance objectives as determined by B&W’s compensation committee of the board, a bonus or bonuses may also be earned and payable to the Company.

The Company is also a party to an Indemnity Rider with B&W, as disclosed above in Note 17 – Commitments and Contingencies.

Maven

The Company has loans receivable due from the Maven, Inc. (“Maven”) that are included in loans receivable, at fair value of $56,552 at December 31, 2020. At December 31, 2019, the Company had a loan receivable due from Maven that is included in loans receivable at fair value of $21,150 and another loan receivable from Maven that is included in loans receivable at historical cost with a carrying value of $47,933 (which is comprised of the principal balance due in the amount of $49,921, less original issue discount of $1,988). Interest on these loans is payable at 12.0% to 15.0% per annum with maturity dates through June 2022.

On October 28, 2020, in connection with a capital raise by Maven, the Company converted $3,367 of Maven notes receivable into 3,367 shares of Maven Series K Preferred stock. In November 2020, the Company earned $441 of financial advisory fees from Maven in connection with providing services with their capital raising activities. On December 30, 2020, the Company converted loans receivable with a principal value of $9,991 and accrued but unpaid interest of $2,698 into 38,376,090 shares of Maven common stock at an average price of $0.33 per share.

Franchise Group

The Company has a loan receivable due from Vitamin Shoppe, a subsidiary of FRG, (“Vitamin Shoppe”) that was included in loans receivable, at fair value with a fair value of $4,951 at December 31, 2019. Interest was payable at 13.7% per annum with a maturity date of December 16, 2022. The principal balance of $4,697 on the Vitamin Shoppe loan receivable was repaid in May 2020 and the final interest payment of $31 was paid on June 1, 2020. In the second quarter of 2020, B. Riley no longer had representation on the board of directors or the right to appoint members of the board of directors of FRG and no longer exercised significant influence over FRG. As such, FRG is no longer a related party. For the period when FRG was a related party, the Company recognized $7,160 of advisory fees from FRG in connection with FRG’s capital raising and acquisition transactions.

As of December 31, 2020, the Company is party to the commitment described under the heading “PSP Commitment” and the Loan Participant Guaranty with FRG each as disclosed above in Note 17 – Commitments and Contingencies.

Alta Equipment Group, Inc.

In December 2020, the Company earned $828 underwriting and financial advisory fees from Alta Equipment Group, Inc. (“Alta”) in connection with providing services to Alta in connection with their capital raising activities.

Dash Medical Gloves, Inc.

On March 2, 2021, the Company purchased a $2,400 minority equity interest in Dash Medical Holdings, LLC (“Dash”). The Company also loaned Dash Holding Company, Inc. (together with Dash Medical Holdings, LLC, “Dash”), $3,000 pursuant to that certain Subordinated Working Capital Promissory Note (the “Note”) and Subordination Agreement that was entered into on March 2, 2021, The Note matures in March 2027. Dash is controlled by a member of our Board of Directors.

Lingo

The Company has a loan receivable due from Lingo Management LLC included in loans receivable at fair value with a fair value of $55,066 at December 31, 2020. The term loan bears interest at 16.0% per annum with a maturity date of December 1, 2022. The term loan has a conversion option that allows the Company to convert $17,500 of the term loan to ownership shares under certain conditions. If exercised, the conversion would increase the Company’s ownership interest in Lingo from 40% to 80%.

Bebe

The Company has a loan receivable due from bebe Stores, Inc. included in loans receivable at fair value with a fair value of $8,000 at December 31, 2020. The term loan bears interest at 16.0% per annum with a maturity date of November 10, 2021.

National Holdings

On February 25, 2021, the Company completed the acquisition of National Holdings Corporation (“National”), pursuant to an agreement and plan of merger dated January 10, 2021, following the successful completion of a tender offer commenced by us on January 27, 2021. We previously owned approximately 45% of the common stock of National. Cash consideration to purchase the remaining approximately 55% of National that the Company did not own and cash consideration for the settlement of outstanding share based awards of National amounted to $35,442. The Company expects to use the purchase method of accounting for this acquisition.